Business combinations (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure of detailed information about business combination [abstract]
Schedule of movements of consideration paid
Set out below is a reconciliation of movements of consideration paid to cash flows used in investing activities:

2025 £’000
Acquisition of Velocity Partners - cash paid in respect with contingent consideration	(159)
Refund for acquisition of EQ Tek (accounts completion)	509
Payment for acquisition of GalaxE, net of cash acquired (accounts completion)	(380)
Payment for acquisition of Colorfy, net of cash acquired	(532)
Acquisition of TLM - cash paid in respect of deferred consideration	(777)
Acquisition of TLM - cash paid in respect of contingent consideration	(197)
Acquisition of Mudbath - cash paid in respect of deferred consideration	(1,011)
Acquisition of Mudbath - cash paid in respect of contingent consideration	(2,898)
Acquisition of Lexicon - cash paid in respect of deferred consideration	(1,386)
Total payments for acquisitions of subsidiaries, net of cash acquired	(6,831)

Schedule of business combinations	The following table summarises the acquisition date fair values of each major class of consideration transferred:

	Provisional £’000	Measurement period £’000	Final £'000
Initial cash consideration	223,045	396	223,441
Equity consideration	13,778	—	13,778
Fair value of contingent consideration	4,443	—	4,443
Total consideration transferred	241,266	396	241,662
A summary of the assets and liabilities acquired is as follows:

		Adjustments
	Provisional £’000	Measurement period £’000	Deferred Tax Asset(1) £'000	Final £'000
Intangible assets - client relationships	66,287	2,995	—	69,282
Software - own work capitalised	9,378	—	—	9,378
Property, plant and equipment	480	142	—	622
Right of use assets	4,125	—	—	4,125
Deferred tax asset	6,653	500	5,013	12,166
Cash and cash equivalents	6,486	—	—	6,486
Trade and other receivables	18,758	—	—	18,758
Lease liabilities	(4,133)	—	—	(4,133)
Borrowings	(48,566)	—	—	(48,566)
Trade and other payables	(43,420)	(2,366)	—	(45,786)
Corporation tax payable	(3,595)	2,952	—	(643)
Deferred tax liability	(23,433)	(768)	—	(24,201)
Fair value of net liabilities acquired	(10,980)	3,455	5,013	(2,512)
(1) In the reporting period, the acquisition accounting for GalaxE was finalised during the measurement period. The comparative balance sheet as at 30 June 2024 has been revised to amend the provisional fair value of assets and liabilities recognised previously. These revisions relate to permissible measurement period adjustments under IFRS 3, along with the recognition of a deferred tax asset on accrued rebates that was omitted in the provisional amounts previously recorded.
The following table summarises the acquisition date fair values of each major class of consideration transferred:

Final £’000
Initial cash consideration	13,881
Fair value of deferred consideration	943
Total consideration transferred	14,824
A summary of the assets and liabilities acquired is as follows:

£’000
Property, plant and equipment	336
Cash and cash equivalents	1,885
Trade and other receivables	1,848
Trade and other payables	(1,932)
Corporation tax payable	(638)
Fair value of net assets acquired	1,499
The following table summarises the acquisition date fair values of each major class of consideration transferred:

£’000
Initial cash consideration	3,214
Fair value of deferred consideration	741
Fair value of contingent consideration - tax refund	296
Fair value of contingent consideration	4,082
Total consideration transferred	8,333
A summary of the assets and liabilities acquired is as follows:

£’000
Intangible assets - client relationships	2,106
Property, plant and equipment	88
Deferred tax asset	633
Cash and cash equivalents	160
Trade and other receivables	1,106
Borrowings	(5,740)
Trade and other payables	(3,843)
Deferred tax liability	(537)
Fair value of net liabilities acquired	(6,027)
The following table summarises the acquisition date fair values of each major class of consideration transferred:

	Provisional £’000	Adjustments £'000	Final £'000
Initial cash consideration	44,272	(1,269)	43,003
Equity consideration	5,337	—	5,337
Fair value of deferred consideration	2,468	—	2,468
Fair value of contingent consideration	5,071	—	5,071
Total consideration transferred	57,148	(1,269)	55,879
A summary of the assets and liabilities acquired is as follows:

	Provisional £’000	Adjustments £'000	Final £'000
Intangible assets - client relationships	16,459	(743)	15,716
Property, plant and equipment	354	—	354
Right of use assets	4,667	—	4,667
Deferred tax asset	—	641	641
Cash and cash equivalents	10,817	—	10,817
Trade and other receivables	13,006	385	13,391
Corporation tax receivable	368	(200)	168
Lease liabilities	(4,752)	—	(4,752)
Trade and other payables	(24,550)	(669)	(25,219)
Corporation tax payable	(659)	659	—
Deferred tax liability	(4,197)	189	(4,008)
Fair value of net assets acquired	11,513	262	11,775
The following table summarises the acquisition date fair values of each major class of consideration transferred:

	Provisional £’000	Adjustments £'000	Final £'000
Initial cash consideration	7,361	(30)	7,331
Equity consideration	2,831	—	2,831
Fair value of deferred consideration	1,084	—	1,084
Fair value of contingent consideration	3,823	—	3,823
Total consideration transferred	15,099	(30)	15,069
A summary of the assets and liabilities acquired is as follows:

	Provisional £’000	Adjustments £'000	Final £'000
Intangible assets - client relationships	2,997	—	2,997
Property, plant and equipment	29	—	29
Deferred tax asset	133	129	262
Cash and cash equivalents	546	—	546
Trade and other receivables	818	—	818
Trade and other payables	(1,236)	—	(1,236)
Corporation tax payable	(55)	(121)	(176)
Deferred tax liability	(899)	—	(899)
Fair value of net assets acquired	2,333	8	2,341
The following table summarises the acquisition date fair values of each major class of consideration transferred:

£’000
Initial cash consideration	32,025
Equity consideration	9,975
Fair value of deferred consideration	1,416
Fair value of contingent consideration	5,877
Total consideration transferred	49,293
A summary of the assets and liabilities acquired is as follows:

£’000
Intangible assets - client relationships	4,530
Property, plant and equipment	51
Right of use assets	299
Deferred tax asset	136
Cash and cash equivalents	1,824
Trade and other receivables	2,098
Lease liabilities	(319)
Trade and other payables	(1,192)
Corporation tax payable	(825)
Deferred tax liability	(1,359)
Fair value of net assets acquired	5,243

Schedule of goodwill arising from acquisition
Goodwill arising from the acquisition has been recognised as follows:

	Provisional £’000	Measurement period £’000	Deferred Tax £'000	Final £'000
Consideration transferred	241,266	396	—	241,662
Fair value of net liabilities acquired	10,980	(3,455)	(5,013)	2,512
Goodwill	252,246	(3,059)	(5,013)	244,174
Goodwill arising from the acquisition has been recognised as follows:

£’000
Consideration transferred	14,824
Fair value of net assets acquired	(1,499)
Goodwill	13,325
Goodwill arising from the acquisition has been recognised as follows:

£’000
Consideration transferred	8,333
Fair value of net liabilities acquired	6,027
Goodwill	14,360
Goodwill arising from the acquisition has been recognised as follows:

	Provisional £’000	Adjustments £'000	Final £'000
Consideration transferred	57,148	(1,269)	55,879
Fair value of net assets acquired	(11,513)	(262)	(11,775)
Goodwill	45,635	(1,531)	44,104
Goodwill arising from the acquisition has been recognised as follows:

	Provisional £’000	Adjustments £'000	Final £'000
Consideration transferred	15,099	(30)	15,069
Fair value of net assets acquired	(2,333)	(8)	(2,341)
Goodwill	12,766	(38)	12,728
Goodwill arising from the acquisition has been recognised as follows:

£’000
Consideration transferred	49,293
Fair value of net assets acquired	(5,243)
Goodwill	44,050

Schedule of business acquisition, pro-forma information
Revenue and Loss of GalaxE from the GalaxE Acquisition Date to 30 June 2024:

£’000
Revenue	23,596
Loss	(1,840)
Management’s estimate of Revenue and Loss of GalaxE for the reporting period ended 30 June 2024 (had the acquisition occurred at the beginning of the reporting period):

£’000
Revenue	121,984
Loss	(6,189)
Revenue and Profit of EQ Tek from the EQ Tek Acquisition Date to 30 June 2024:

£’000
Revenue	5,102
Profit	615
Management’s estimate of Revenue and Profit of EQ Tek for the reporting period ended 30 June 2024 (had the acquisition occurred at the beginning of the reporting period):

£’000
Revenue	15,305
Profit	1,727
Revenue and Loss of TLM from the TLM Acquisition Date to 30 June 2024:

£’000
Revenue	5,262
Loss	(7,803)
Management’s estimate of Revenue and Loss of TLM for the reporting period ended 30 June 2024 (had the acquisition occurred at the beginning of the reporting period):

£’000
Revenue	5,742
Loss	(8,152)
Revenue and Profit of DEK from the DEK Acquisition Date to 30 June 2023:

£’000
Revenue	1,703
Profit	371
Management’s estimate of Revenue and Profit of DEK for the reporting period ended 30 June 2023 (had the acquisition occurred at the beginning of the reporting period):

£’000
Revenue	29,030
Profit	3,273
Revenue and Profit of Mudbath from the Mudbath Acquisition Date to 30 June 2023:

£’000
Revenue	2,019
Profit	297
Management’s estimate of Revenue and Profit of Mudbath for the reporting period ended 30 June 2023 (had the acquisition occurred at the beginning of the reporting period):

£’000
Revenue	10,086
Profit	127
Revenue and Profit of Lexicon from the Lexicon Acquisition Date to 30 June 2023:

£’000
Revenue	11,867
Profit	605
Management’s estimate of Revenue and Profit of Lexicon for the reporting period ended 30 June 2023 (had the acquisition occurred at the beginning of the reporting period):

£’000
Revenue	16,269
Profit	1,061

Schedule of acquisition related costs
Acquisition-related costs:

£’000
Legal and professional fees	1,678
Acquisition-related costs:

£’000
Legal and professional fees	49
Acquisition-related costs:

£’000
Legal and professional fees	769
Acquisition-related costs:

£’000
Legal and professional fees	895
Acquisition-related costs:

£’000
Legal and professional fees	277
Acquisition-related costs:

£’000
Legal and professional fees	770